LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES	12 Months Ended
Dec. 31, 2011
LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES [Abstract]
LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES
NOTE 12:-	LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES

a.	Classified by linkage terms and interest rates, the total amount of the loans is as follows:

	Weighted interest rate as of December 31, 2011	December 31,
Loan currency	%	2011	2010

NIS	5.8 (Prime plus 0 - 2.2)	$2,190	$895

		2,190	895
Less - current maturities	5.8	660	501

		$1,530	$394

Bank Leumi debt amounted to $367 and $870 in December 31, 2011 and December 31, 2010, respectively.The repayment of the Company's bank debt to Bank Leumi is secured by a first priority floating charge on all of the Company's assets, and by a first priority fixed charge on all of the Company's issued and unpaid share capital, its goodwill and its shares of its Israeli subsidiaries. The loan terms restrict substantial asset sales, cash dividends, and certain inter-company and shareholders payments. In addition, the Company and its Israeli subsidiaries entered into a series of inter-company guarantees in favor of the bank.

The Bank Leumi loan agreements contained various financial covenants which require that the Company maintain certain financial ratios related to shareholders' equity, EBITDA and operating results. On February 8, 2010, the Company and its Israeli subsidiaries executed revised loan documents governing their credit line from Bank Leumi, in which they undertook revised covenants for year 2010. There were no Bank Leumi covenants applicable for the fiscal year 2011.
Bank HaPoalim debt amounted to $1,714 and $25 in December 31, 2011 and December 31, 2010, respectively.

The repayment of the Company's bank debt to Bank HaPoalim is not secured, except by long term bank deposits in the amount of $427. The Bank HaPoalim loan agreements contain various financial covenants which require that the Company's Israeli subsidiaries maintain certain financial ratios and level of profitability. As of December 31, 2011 the Company did not meet the bank HaPoalim covenants of financial ratios and profitability. However, the Company received a written waiver from Bank HaPoalim, under which, the Bank agreed, under certain conditions, to waive the failure of the Company to meet these financial covenants in 2011.

b.	The Company loans (from both Bank Leumi and Bank HaPoalim) mature in the following years subsequent to the balance sheet dates:

2012 (Current maturities)	$660
2013	397
2014	437
2015	385
2016	311

$2,190